UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Thousands	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash flows from (used in) operating activities [abstract]
Profit before tax	€ 66,276	€ 24,286
Depreciation and amortization	25,723	20,135
Net finance costs	493	25,321
Other non-cash items	5,145	3,306
Income tax paid	(22,650)	(6,784)
Changes in working capital	(11,392)	(39,219)
= Net cash from operating activities (A)	63,595	27,045
Cash flows from (used in) investing activities [abstract]
Interest received	2,477	2,295
Purchase of property, plant and equipment	(3,417)	(1,732)
Purchase of intangible assets	(2,686)	(264)
Payments for capitalized intangible assets	(19,475)	(15,910)
Acquisitions of non-current financial assets	(707)	(1,900)
Receipts from sale of non-current financial assets	167	197
= Net cash used in investing activities (B)	(23,641)	(17,314)
Cash flows from (used in) financing activities [abstract]
Interest paid	(16,524)	(19,600)
Transactions with NCI	181	0
Transaction costs from issuance of share capital	(1,577)	0
Acquisition of treasury shares	617	0
Payment for exercise of GB's options	2,417	0
Financing fee related to loans and borrowings	(1,513)	0
Repayment of loans and borrowings	480	0
Principal elements of lease payments	(7,637)	(6,171)
Dividends paid to non-controlling interests	2,822	2,658
= Net cash used in financing activities (C)	(33,406)	(28,429)
Net foreign exchange difference (D)	304	395
= Net increase / (decrease) in cash and cash equivalents (E) = (A) + (B) + (C) + (D)	6,852	(18,303)
Cash and cash equivalents at beginning of the period	87,462	240,546
Cash and cash equivalents at end of the period	94,406	221,613
Net increase / (decrease) in bank overdraft facilities	€ 92	€ (629)